Offsetting, enforceable master netting arrangements, and similar agreements	12 Months Ended
Dec. 31, 2024
Text block 1 [Abstract]
Offsetting, enforceable master netting arrangements, and similar agreements
41 Offsetting, enforceable master netting arrangements, and similar agreements
The following table only includes financial positions for which there is a recognized corresponding position that could be offset under a legally enforceable master netting arrangement or similar agreement. Aegon also enters into collateralized (reverse) repo or security lending and borrowing transactions, for which the collateral is not recognized on the balance sheet. For further information on the financial positions resulting from such transactions please see note
40 Transfer of financial assets
. The table provides details relating to the effect, or potential effect, of netting arrangements, including rights to set-off,
associated with the entity’s recognized financial assets and recognized financial liabilities.

		Gross amounts		Related amounts not set off in
		of	Net amounts of	the statements of financial
		recognized	financial		position
		financial	assets
	Gross amounts	liabilities set	presented in		Cash collateral
Financial assets subject to	of	off in the	the		received
offsetting, enforceable master	recognized	statement of	statement of		(excluding
netting arrangements and similar	financial	financial	financial	Financial	surplus
agreements	assets	position	position	instruments	collateral	)	Net amount
2024

Derivatives	723	5	718	628	81		8

On December 31	723	5	718	628	81		8

2023

Derivatives	1,341	-	1,341	631	707		2

On December 31	1,341	-	1,341	631	707		2

		Gross amounts		Related amounts not set off in
		of	Net amounts of	the statements of financial
		recognized	financial		position
		financial	liabilities
	Gross amounts	assets set	presented in		Cash collateral
Financial liabilities subject to	of	off in the	the		pledged
offsetting, enforceable master	recognized	statement of	statement of		(excluding
netting arrangements and similar	financial	financial	financial	Financial	surplus
agreements	liabilities	position	position	instruments	collateral	)	Net amount
2024

Derivatives	2,302	-	2,302	1,537	710		55

On December 31	2,302	-	2,302	1,537	710		55

2023

Derivatives	2,361	-	2,361	1,245	1,026		90

On December 31	2,361	-	2,361	1,245	1,026		90
Financial assets and liabilities are offset in the statement of financial position when the Group has a legally enforceable right to offset and has the intention to settle the asset and liability on a net basis, or to realize the asset and settle the liability simultaneously. As shown in the second column there are EUR 5 millions of Derivatives offset in 2024 and no financial assets and liabilities offset in 2023.

The line Derivatives includes both derivatives for general account and derivatives where the policyholder bears the risk.
Aegon mitigates credit risk in derivative contracts by entering into collateral agreements, where practical, and in ISDA master netting agreements for each of Aegon’s legal entities to facilitate Aegon’s right to offset credit risk exposure. The credit support agreement will normally dictate the threshold over which collateral needs to be pledged by Aegon or its counterparty. Transactions requiring Aegon or its counterparty to post collateral are typically the result of over-the-counter
derivative trades, comprised mostly of interest rate swaps, currency swaps and credit swaps. These transactions are conducted under terms that are usual and customary to standard long-term borrowing, derivatives, securities lending and securities borrowing activities, as well as requirements determined by exchanges where the bank acts as an intermediary.